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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21713

Madison Strategic Sector Premium Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Strategic Sector Premium Fund
Portfolio of Investments -- September 30, 2010 (unaudited)
	Shares	Value
COMMON STOCK - 91.6%		(Note 1)

Consumer Discretionary - 14.5%
American Eagle Outfitters Inc.	30,900	$462,264
Bed Bath & Beyond Inc.*	30,000	1,302,300
Best Buy Co. Inc.	70,000	2,858,100
Garmin Ltd.	19,600	594,860
Home Depot Inc.	30,000	950,400
Kohl's Corp.*	11,500	605,820
Lowe's Cos. Inc.	110,000	2,451,900
Target Corp.	25,000	1,336,000
Williams-Sonoma Inc.	24,300	770,310
		11,331,954
Energy - 9.6%
Apache Corp.	13,400	1,309,984
Exxon Mobil Corp.	28,392	1,754,342
Schlumberger Ltd.	22,000	1,355,420
Transocean Ltd.*	29,000	1,864,410
Weatherford International Ltd.*	70,000	1,197,000
		7,481,156
Financials - 20.2%
Affiliated Managers Group Inc.*	25,000	1,950,250
Aflac Inc.	17,000	879,070
Bank of America Corp.	61,867	811,076
Capital One Financial Corp.	67,800	2,681,490
Citigroup Inc.*	190,000	741,000
Goldman Sachs Group Inc./The	16,000	2,313,280
Marshall & Ilsley Corp.	95,000	668,800
MGIC Investment Corp.*	25,000	230,750
Morgan Stanley	68,000	1,678,240
State Street Corp.	50,000	1,883,000
T Rowe Price Group Inc.	20,000	1,001,300
Wells Fargo & Co.	40,000	1,005,200
		15,843,456
Health Care - 20.8%
Biogen Idec Inc.*	43,100	2,418,772
Celgene Corp.*	30,000	1,728,300
Genzyme Corp.*	23,600	1,670,644
Gilead Sciences Inc.*	55,000	1,958,550
Medtronic Inc.	35,000	1,175,300
Mylan Inc./PA*	70,000	1,316,700
Pfizer Inc.	109,800	1,885,266
UnitedHealth Group Inc.	86,000	3,019,460
Zimmer Holdings Inc.*	21,000	1,098,930
		16,271,922
Information Technology - 23.8%
Adobe Systems Inc.*	55,000	1,438,250
Applied Materials Inc.	60,000	700,800
Cisco Systems Inc.*	130,000	2,847,000
Dell Inc.*	100,000	1,296,000
eBay Inc.*	127,000	3,098,800
EMC Corp./Massachusetts*	30,000	609,300
Flextronics International Ltd.*	234,900	1,418,796
Google Inc., Class A*	3,500	1,840,265
Microsoft Corp.	50,000	1,224,500
QUALCOMM Inc.	32,000	1,443,840
Symantec Corp.*	25,000	379,250
Visa Inc., Class A	20,000	1,485,200
Yahoo! Inc.*	60,000	850,200
		18,632,201
Materials - 2.7%
Freeport-McMoRan Copper & Gold Inc.	25,000	2,134,750

Total Common Stock
(Cost $96,614,519)		71,695,439

INVESTMENT COMPANIES - 6.1%
Powershares QQQ Nasdaq 100	50,000	2,454,000
SPDR S&P 500 ETF Trust	20,000	2,282,400
Total Investment Companies
(Cost $4,445,366)		4,736,400

U.S. GOVERNMENT AND AGENCY BONDS - 5.1%

U.S. Treasury Note - 5.1%
0.875%, 2/28/2011	4,000,000	4,011,876
Total U.S. Government and Agency Bonds
(Cost $4,008,942)

Repurchase Agreement - 2.3%
With U.S. Bank National Association issued 9/30/10 at
0.01%, due 10/01/10, collateralized by $1,839,402 in
Freddie Mac Pool #G11440 due 08/01/10. Proceeds
Proceeds at maturity are $1,803,223 (Cost $1,803,223)		1,803,223

TOTAL INVESTMENTS - 105.1% (Cost $106,872,049)		82,246,938
NET OTHER ASSETS AND LIABILITIES -		3,360
Total Call & Put Options Written - (5.1%)		(3,994,704)
TOTAL NET ASSETS - 100%		$78,255,594

* Non-income Producing
ETF Exchange Traded Fund

Call Options
Underlying Security	Contracts	Expiration	Strike Price	Market Value
Adobe Systems Inc.	250	January 2011	34.00	$4,000
Adobe Systems Inc.	300	April 2011	33.00	15,900
Affiliated Managers Group Inc.	150	January 2011	75.00	118,500
Affiliated Managers Group Inc.	100	January 2011	85.00	31,500
Aflac Inc.	170	January 2011	47.00	116,875
American Eagle Outfitters Inc.	165	January 2011	15.00	21,450
Apache Corp.	134	January 2011	105.00	42,210
Applied Materials Inc.	200	October 2010	12.00	3,000
Applied Materials Inc.	200	January 2011	12.50	9,000
Applied Materials Inc.	200	January 2011	15.00	1,200
Bank of America Corp.	618	October 2010	13.00	25,647
Bed Bath & Beyond Inc.	200	January 2011	39.00	119,000
Bed Bath & Beyond Inc.	100	January 2011	40.00	52,250
Best Buy Co. Inc.	100	January 2011	40.00	33,750
Biogen Idec Inc.	431	January 2011	60.00	102,363
Capital One Financial Corp.	278	December 2010	41.00	52,959
Celgene Corp.	300	January 2011	57.50	124,500
Cisco Systems Inc.	300	October 2010	25.00	150
Cisco Systems Inc.	500	January 2011	25.00	18,000
Citigroup Inc.	500	December 2010	4.00	9,250
Dell Inc.	327	November 2010	13.00	22,563
eBay Inc.	300	October 2010	21.00	105,000
eBay Inc.	370	October 2010	25.00	11,470
eBay Inc.	300	January 2011	24.00	59,550
eBay Inc.	300	April 2011	26.00	50,400
EMC Corp./Massachusetts	300	October 2010	19.00	42,750
Exxon Mobil Corp.	80	January 2011	45.00	9,680
Flextronics International Ltd.	500	October 2010	6.00	10,750
Freeport-McMoRan Copper & Gold Inc.	250	January 2011	65.00	542,500
Garmin Ltd.	164	January 2011	35.00	13,612
Genzyme Corp.	236	January 2011	52.50	450,760
Gilead Sciences Inc.	150	November 2010	34.00	39,825
Goldman Sachs Group Inc./The	160	January 2011	145.00	153,200
Google Inc.	35	January 2011	530.00	106,925
Home Depot Inc.	300	November 2010	30.00	69,600
Kohl's Corp.	115	January 2011	50.00	56,925
Lowe's Cos. Inc.	400	October 2010	24.00	2,400
Lowe's Cos. Inc.	200	January 2011	25.00	9,600
Marshall & Ilsley Corp.	300	December 2010	7.50	14,250
Medtronic Inc.	200	January 2011	40.00	3,800
Microsoft Corp.	200	April 2011	25.00	32,700
Morgan Stanley	280	October 2010	33.00	280
Pfizer Inc.	400	December 2010	17.00	31,600
Powershares QQQ Nasdaq 100	250	December 2010	48.00	70,625
Powershares QQQ Nasdaq 100	250	January 2011	47.00	98,625
QUALCOMM Inc.	200	October 2010	40.00	103,500
QUALCOMM Inc.	120	January 2011	38.00	94,800
SPDR S&P 500 ETF Trust	50	October 2010	113.00	12,950
SPDR S&P 500 ETF Trust	150	January 2011	112.00	103,725
State Street Corp.	500	November 2010	39.00	72,000
T Rowe Price Group Inc.	200	January 2011	50.00	73,000
Target Corp.	250	January 2011	55.00	48,750
Transocean Ltd.	90	November 2010	57.50	73,575
Transocean Ltd.	200	January 2011	90.00	5,600
UnitedHealth Group Inc.	400	December 2010	34.00	98,600
UnitedHealth Group Inc.	260	March 2011	35.00	74,490
Visa Inc.	200	January 2011	80.00	48,200
Weatherford International Ltd.	580	January 2011	17.50	73,660
Weatherford International Ltd.	120	February 2011	17.00	20,820
Wells Fargo & Co.	200	January 2011	30.00	10,100
Williams-Sonoma Inc.	243	February 2011	30.00	104,490
Yahoo! Inc.	300	January 2011	17.50	6,300
Zimmer Holdings Inc.	100	January 2011	60.00	7,500
Total Call Options
(Premiums received $3,891,240)				$3,942,954

Put Options
Goldman Sachs Group Inc./The	50	January 2011	130.00	23,125
Target Corp.	250	January 2011	47.50	28,625
Total Put Options
(Premiums received $141,670)				$51,750

1. Portfolio Valuation: Securities traded on a national securities exchange are valued at their closing sale price.  Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

2. Fair Value Measurements:  The Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 –quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

In April 2009, the FASB also issued guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. The valuation techniques used by the funds to measure fair value for the period ended September 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of September 30, 2010 in valuing the funds’ investments carried at fair value:
	Quoted Prices in Active Markets for Identical Securities	Significant Other Observable Inputs	Significant Unobservable Inputs	Value at
Fund	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Madison Strategic Sector Premium Fund
Assets:
Common Stocks	$71,695,439	$ -	$ -	$71,695,439
Investment Companies	4,736,400			4,736,400
U.S. Government and Agency Obligations		4,011,876		4,011,876
Repurchase Agreement		1,803,223		1,803,223
	71,695,439	5,815,099	-	82,246,938
Liabilities:
Written Options	3,994,704	-	-	3,994,704
	3,994,704	-	-	3,994,704

At September 30, 2010 and for the year then ended, the Fund held no Level 3 securities. Please see the Portfolio of Investments for the listing of all securities within each category.

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures; Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuance and settlements on a gross basis will be effective for interim and annual period beginning after December 15, 2010. There were no transfers between classification levels during the period ended September 30, 2010.

Derivatives: In March 2008, FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge fund items affect a fund’s financial position, results of operations and cash flows

The following table presents the types of derivatives in the Madison Strategic Sector Premium Fund (i.e. MSP) and their effect:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted	Fair Value	Derivatives not accounted	Fair Value
for as hedging instruments		for as hedging instruments
Equity contracts	$-	Options Written	$3,994,704

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Strategic Sector Premium Fund

By: (signature)

W. Richard Mason, CCO

Date: November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  November 19, 2010

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: November 19, 2010